Restricted Cash - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash And Cash Equivalents Items [Line Items]
Total Restricted Cash	$ 5,166	$ 8,253	$ 10,905
Restricted Cash [Member]
Restricted Cash And Cash Equivalents Items [Line Items]
Total Restricted Cash	$ 5,166	$ 8,253